ACCOUNTS RECEIVABLE, NET (Details Narrative) ¥ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for bad debt		$ 15,358
Allowance for doubtful accounts	26,611		$ 26,611	$ 26,272
Dogness Technology [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties	172,719		172,719		$ 138,530
Dogness Network [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties	$ 784,677		$ 784,677		$ 305,234
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Dogness Network [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	16.10%			17.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage			55.00%
Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties	$ 2,300,000		$ 2,300,000			¥ 14.5